LMCG FUNDS


LMCG SMALL CAP GROWTH FUND
LMCG TECHNOLOGY FUND

A SHARES





SEMI-ANNUAL REPORT

April 30, 2002

LMCG FUNDS




DEAR LMCG FUND SHAREHOLDERS:

On the following pages you will find the financial statements and portfolio manager commentary for the LMCG Funds for the six-month period ending April 30, 2002. We thank you for your confidence in Lee Munder Investments and the LMCG Funds during this volatile market environment.

During this time period, we have experienced extreme swings in the market and in investor sentiment. In late 2001 we saw the rebound from the September lows, followed by renewed optimism for a rebound in corporate earnings and spending cycles. The new year brought volatility as regulatory focus on financial reporting intensified. Finally, April brought a correction that has continued into June. This correction has slowly and steadily erased most of the broad market gains since last September. In fact, the broad market averages are approaching their September lows.

In this environment, we have continued to look for the most well positioned companies, with good managements and strong operating businesses. Our experience has taught us not to try to time the market, and to maintain our focus. While the LMCG Funds have under-performed slightly, we have seen in the past that corrections can occur quickly, and we maintain our fully invested styles.

We thank you for your continued confidence in us. If you have any questions, please feel free to call your financial adviser or the Funds at 1-866-468-6337.


Sincerely,

Kenneth L. Swan
President
LMCG Funds

LMCG FUNDS


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

         ii       LMCG Small Cap Growth Fund
         iii      LMCG Technology Fund



SCHEDULE OF INVESTMENTS

         1        LMCG Small Cap Growth Fund
         3        LMCG Technology Fund
         4        FINANCIAL STATEMENTS
         8        FINANCIAL HIGHLIGHTS
         10       NOTES TO FINANCIAL STATEMENTS

 LMCG FUNDS

                   MANAGEMENT'S DISCUSSION & ANALYSIS OF FUND PERFORMANCE


LMCG SMALL CAP GROWTH FUND

For the six months ended April 30, 2002, the LMCG Small Cap Growth Fund generated a return of 7.48% in a volatile period. During this same time period, the Russell 2000 Growth Index increased 10.40% and the average return for the Lipper universe of small cap growth funds was 9.93%.

The Fund's underperformance versus the benchmark during the period was almost entirely the result of its sector weightings as compared to the benchmark. The Fund's over weighting in technology was responsible for roughly half of the underperformance, while the Fund's combined under weighting in financial services and producer durables was responsible for the roughly half of the underperformance. The Fund's average weight in technology was 31% during the six-month period as compared to 21% for the Russell Growth Index. The Fund's combined average weighting in financial services and producer durables totaled 9% during the period as compared to 21% for the Russell Growth Index.

We experienced a volatile period during the six-months ended April 30, 2002 with three up-market months and three down-market months. The Fund exceeded the benchmark in each of the up-market months and trailed the benchmark in each of the down-market months. We are not surprised to underperform the benchmark during such a volatile six-month period, even when such a period produces a positive market return. In general, our investment philosophy uses a fully invested approach and focuses on the highest long term growth sectors of the economy. We understand that markets and sectors go through cycles and we do not attempt to time the market nor do we attempt to rotate in and out of sectors because our experience tells us that such market timing and sector rotation is difficult. By staying nearly fully invested in well-positioned companies in focused growth sectors, we believe we will capture above average performance over the long term.

While volatile markets may continue in the near term, we will continue to position the portfolio to capture the long-term growth that results from the innovation and entrepreneurship of carefully selected, well-positioned small cap growth companies.

LMCG FUNDS


LMCG TECHNOLOGY FUND

For the six months ended April 30, 2002, the LMCG Technology Fund generated a return of -9.53% versus the -6.54% return of the Goldman Sachs Technology Composite and the average return for the Lipper universe of science and technology funds was -5.81%.

The initial strength of the technology sector and the Fund during November and December of 2001 was due in part to an oversold level in the market following the sell-off in September. The Fed continued aggressively easing interest rates while technology investors displayed increased confidence by discounting an economic recovery and earnings recovery in the future. The Fund benefited from exposure to companies such as Electronic Arts and Nvidia. Throughout the last two months of 2001, we mitigated the risk in the portfolio by investing in companies that have high degrees of recurring revenue such as Electronic Data Systems and Concord EFS.

The first four months of 2002 continued to be a volatile time for the technology sector. The Fund displayed relative underperformance to the Goldman Sachs Technology Composite due to the positioning of the portfolio to benefit from an early recovery of IT spending and the increased visibility of future earnings, which did not come to fruition. The continuation of concerns relating to accounting practices along with the stabilization of interest rates curbed investor enthusiasm in the technology sector.

We have positioned the portfolio to participate in an upcoming hardware replacement cycle, with renewed demand for new consumer electronics products and an increase in corporate IT spending. Although we do not attempt to time the market, we do believe that by remaining invested in market-leading, high growth companies, we stand to benefit from a rebound in earnings visibility and revenue growth.

LMCG SMALL CAP GROWTH FUND


SCHEDULE OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)



Shares                                                     Value          Shares                                           Value
------                                                     -----          ------                                           -----


                 COMMON STOCKS-- 93.2%                                               ELECTRONICS: SEMICONDUCTORS &
                 AIR TRANSPORT-- 2.6%                                                COMPONENTS-- 15.9%
 5,800           Atlantic Coast Airlines                                   3,100     Benchmark Electronics, Inc.            94,240
                 Holdings, Inc.                            126,730        10,300     Cirrus Logic, Inc.                    125,145
 7,400           SkyWest, Inc. (1)                         169,830        13,500     Conexant Systems, Inc.                137,700
                                                         ---------         6,300     Exar Corporation                      125,622
                                                           296,560         5,000     Merix Corporation                      83,600
                 BANKS & FINANCE-- 1.4%                                    8,500     Microsemi Corporation                 112,625
 4,300           Eaton Vance Corporation (1)               157,079
                                                         ---------
                                                                          13,200     Oak Technology                        187,836
                 BIOTECHNOLOGY-- 8.0%                                     12,100     Pericom Semiconductor
 8,600           Cell Genesys, Inc.                        122,206                    Corporation                          172,667
 3,500           Immunomedics, Inc.                         46,060         6,700     PLX Technology, Inc.                   49,848
 3,900           NPS Pharmaceuticals, Inc.                 116,259         7,000     Power Integrations, Inc.              148,050
 4,300           OSI Pharmaceuticals, Inc.                 137,471         1,500     ScanSource, Inc.                      100,590
 7,600           Pain Therapeutics, Inc.                    76,380         4,700     Semtech Corporation                   150,306
 9,600           Protein Design Labs, Inc.                 172,416        11,200     Silicon Image, Inc.                   108,080
 6,200           Symyx Technologies                        121,768        13,600     SIPEX Corporation                     133,144
10,200           Telik, Inc.                               106,080         3,900     Virage Logic Corporation               70,200
                                                         ---------                                                       ---------
                                                           898,640                                                       1,799,653
                                                                                     HEALTH CARE SERVICES -- 13.3%
                 COMMERCIAL INFORMATION SERVICES-- 0.3%                    3,200     Accredo Health, Inc.                  207,136
 9,000            CNET Networks, Inc.                       36,900         5,600     AmSurg Corporation                    162,400
                                                         ---------
                                                                           2,000     Covance, Inc.                          40,140
                 COMPUTER SERVICES, SOFTWARE &                             5,900     Dynacare, Inc.                         99,651
                 SYSTEMS-- 6.7%                                            6,500     First Health Group Corporation        188,500
 5,600           Activision, Inc.                          176,288         2,600     Invitrogen Corporation                 90,168
 5,100           Caminus Corporation                        95,217         7,100     Pharmaceutical Product
 5,500           Eclipsys Corporation                       88,060                   Development, Inc.                     178,778
 3,600           Embarcadero Technologies, Inc.             39,600         3,200     Province Healthcare Company           123,232
 3,000           JDA Software Group, Inc.                   90,720         5,400     Triad Hospitals, Inc.                 226,800
 3,200           Manugistics Group, Inc.                    50,432         6,100     Unilab Corporation                    182,817
                                                                                                                         ---------
 5,000           PDF Solutions, Inc.                        66,600                                                       1,499,622
12,800           Peregrine Systems, Inc.                    87,680                   MACHINERY: OIL WELL EQUIPMENT &
 4,800           Secure Computing Corporation               60,336                   SERVICES-- 3.0%
                                                         ---------
                                                           754,933         7,200     Cal Dive International, Inc.          186,480
                 COMPUTER TECHNOLOGY-- 3.2%                                4,800     Patterson-UTI Energy, Inc.            153,600
                                                                                                                         ---------
 5,500           Emulex Corporation                        159,445                                                         340,080
 9,500           McDATA Corporation Class B                 66,025                   MEDICAL & DENTAL INSTRUMENTS-- 2.3%
 3,100           QLogic Corporation                        141,701         6,125     Merit Medical Systems, Inc.            99,654
                                                         ---------
                                                           367,171         5,900     Wilson Greatbatch
                 DRUGS & PHARMACEUTICALS-- 2.5%                                      Technologies, Inc.                    154,875
                                                                                                                        ----------
 4,800           First Horizon Pharmaceutical                                                                              254,529
                 Corporation                               124,992                   PRODUCTION TECHNOLOGY
 3,000           Medicis Pharmaceutical                                              EQUIPMENT-- 10.0%
                 Corporation Class A                       160,650         2,700     Advanced Energy Industries,            93,960
                                                         ---------                     Inc.
                                                           285,642         6,900     Applied Films Corporation             170,430
                 EDUCATION SERVICES-- 7.3%                                 3,500     ATMI, Inc.                            106,750
 6,200           Career Education Corporation              278,690         2,400     Brooks Automation, Inc.                85,560
 2,800           Corinthian Colleges, Inc.                 164,892        13,700     Entegris, Inc.                        215,775
 5,300           DeVry, Inc.                               140,397         7,400     Helix Technology Corporation          200,244
                                                                                       (1)
 2,700           Education Management                                      2,900     Photon Dynamics, Inc.                 140,476
                 Corporation                               116,424         2,100     Photronics, Inc.                       69,195
 2,600           Renaissance Learning, Inc.                 89,882         2,873     Verisity Ltd.                          47,835
                                                                                                                        ----------
 1,100           Sylvan Learning Systems, Inc.              30,360                                                       1,130,225
                                                         ---------
                                                           820,645


See notes to Financial Statements

LMCG SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2002 (UNAUDITED)



Shares                                                         Value
------                                                         -----


             RADIO AND TV BROADCASTERS-- 2.8%
5,300        Cox Radio, Inc. Class A                           151,792
5,700        Insight Communications
             Company, Inc.                                      88,407
3,800        SBS Broadcasting SA (1)                            74,518
                                                           -----------
                                                               314,717
             RESTAURANTS-- 1.1%
5,400        California Pizza Kitchen,                         126,360
               Inc.                                        -----------

             RETAIL-- 2.3%
3,000        Circuit City Stores, Inc.
            -- CarMax Group                                     88,500
7,600        Hot Topic, Inc.                                   171,456
                                                           -----------
                                                               259,956
             SERVICES: COMMERCIAL-- 9.6%
3,800        CACI International, Inc.                          114,661
             Class A
7,150        CoStar Group, Inc.                                170,242
5,000        DiamondCluster
             International, Inc. Class A                        63,000
5,000        DoubleClick, Inc.                                  38,800
2,600        FTI Consulting, Inc.                               93,132
4,100        Interactive Data Corporation                       71,545
4,100        KPMG Consulting, Inc.                              71,750
4,300        On Assignment, Inc.                                87,419
7,100        Perot Systems Corporation Class A                 126,380
4,400        TALX Corporation (1)                               71,720
4,700        The Corporate Executive Board
               Company                                         178,600
                                                           -----------
                                                             1,087,249
             TELECOMMUNICATIONS EQUIPMENT-- 0.9%
7,900        Anaren Microwave, Inc.                             99,777
                                                           -----------
             TOTAL COMMON STOCKS
             (Cost $10,297,788)                             10,529,738
                                                           -----------
             TOTAL INVESTMENTS
             (Cost $10,297,788)-- 93.2%                     10,529,738
             OTHER ASSETS LESS
             LIABILITIES-- 6.8%                                767,451
             TOTAL NET
             ASSETS-- 100%                                 $11,297,189
                                                           ===========


(1) Denotes income producing security. All other securities are non-income producing.









See notes to Financial Statements

LMCG TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

Shares                                                   Value                     Shares                                  Value
------                                                   -----                     ------                                  -----

                 COMMON STOCKS -- 82.4%                                                     WIRELESS TELECOMMUNICATION
                 COMMUNICATIONS TECHNOLOGY -- 1.0%                                          SERVICES -- 4.1%
  300              AOL Time Warner, Inc.                   5,706                     900    Nokia Oyj ADR (1)              14,634
                                                        --------                     300    QUALCOMM, Inc.                  9,048
                                                                                                                        ---------
                 COMPUTER SERVICES, SOFTWARE                                                                               23,682
                 & SYSTEMS-- 35.5%                                                          TOTAL COMMON STOCKS
  300            Adobe Systems, Inc. (1)                  11,988                           (Cost $576,022)                472,013
                                                                                                                        ---------
  400            Amdocs Ltd.                               8,692                           TOTAL INVESTMENTS
  300            Apple Computer, Inc.                      7,281                           (Cost $576,022)-- 82.4%        472,013
                                                                                                                        ---------
  700            Compuware Corporation                     5,488                           OTHER ASSETS LESS
  800            Dell Computer Corporation                21,072                           LIABILITIES-- 17.6%            100,944
                                                                                                                        ---------
  300            eBay, Inc.                               15,930                           TOTAL NET
  300            Electronic Arts, Inc.                    17,715                           ASSETS-- 100%                $ 572,957
  300            Electronic Data Systems                                                                                =========
                 Corporation (1)                          16,278
  450            Hewlett-Packard Company (1)               7,695
  300            International Business Machines                                   (1) Denotes income producing security. All other
                 Corporation (IBM) (1)                    25,128                    securities are non-income producing.
  400            Intuit, Inc.                             15,672
  800            MCSi, Inc.                               11,584
  500            Microsoft Corporation                    26,130

1,000            Oracle Corporation                       10,040
  300            VeriSign, Inc.                            2,775
                                                        --------
                                                         203,468
                 COMPUTER TECHNOLOGY-- 4.5%
  400            Emulex Corporation                       11,596
  700            McDATA Corporation Class B                4,865
  200            QLogic Corporation                        9,142
                                                          25,603
                 ELECTRONICS: SEMICONDUCTORS
                 & COMPONENTS -- 28.1%
1,100            American Power Conversion
                 Corporation                              14,135
  200            Analog Devices, Inc.                      7,392
1,200            Intel Corporation (1)                    34,332
  700            Intersil Corporation                     18,795
  400            Microchip Technology, Inc.               17,800
  200            Micron Technology, Inc.                   4,740
  500            RF Micro Devices, Inc.                    8,700
  200            Semtech Corporation                       6,396
  500            Texas Instruments, Inc. (1)              15,465
  300            Xilinx, Inc.                             11,328
  600            Zoran Corporation                        21,726
                                                         160,809
                                                        --------
                 RADIO AND TV BROADCASTERS-- 1.6%
  300              USA Networks, Inc.                      8,973
                                                        --------
                 SECURITY -- 3.1%
  500              Symantec Corporation                   17,705
                                                        --------
                 SERVICES: COMMERCIAL-- 2.7%
  500              Concord EFS, Inc.                      15,812
                                                        --------
                 TELECOMMUNICATIONS EQUIPMENT-- 1.8%
  700              Cisco Systems, Inc.                    10,255
                                                        --------

See notes to Financial Statements

LMCG FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)


                                                                      LMCG
                                                                    SMALL CAP        LMCG
                                                                     GROWTH       TECHNOLOGY
                                                                      FUND           FUND
-----------------------------------------------------------------------------------------------

ASSETS
Investments in securities, at value                             $10,529,738      $   472,013
Cash                                                                480,872           37,530
Dividends receivable                                                    312               11
Receivable for securities sold                                      261,988                -
Receivable for fund shares sold                                     369,910                -
Prepaid expenses                                                      9,303            9,303
Due from Adviser                                                     58,496           96,738
                                                                -----------      -----------
TOTAL ASSETS                                                     11,710,619          615,595
                                                                -----------      -----------
LIABILITIES
Payable for securities purchased                                    370,535                -
Advisory fee payable                                                  8,265              394
Distribution fees payable                                                 -              124
Administrative and custody fees payable                               3,304            8,765
Transfer agent fees payable                                             593            1,216
Accrued Trustees fees and expenses                                    2,123            2,123
Accrued expenses and other accounts payable                          28,610           30,016

                                                                -----------      -----------
TOTAL LIABILITIES                                                   413,430           42,638
                                                                -----------      -----------

NET ASSETS                                                      $11,297,189      $   572,957
                                                                ===========      ===========
NET ASSETS
Capital paid-in                                                 $10,898,314      $ 1,133,076
Accumulated net investment loss                                     (71,849)          (4,367)
Accumulated net realized gain/(loss) on investments                 238,774         (451,743)
Net unrealized appreciation/(depreciation) on investments           231,950         (104,009)
                                                                -----------      -----------

NET ASSETS                                                      $11,297,189      $   572,957
                                                                ===========      ===========
CLASS A SHARES
Net asset value, offering and redemption price
  per share                                                     $      9.05      $      5.22
Total shares outstanding at end of period                         1,248,992          109,736
Cost of securities                                              $10,297,788      $   576,022








See notes to Financial Statements

LMCG FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)


                                                         LMCG
                                                       SMALL CAP        LMCG
                                                        GROWTH        TECHNOLOGY
                                                         FUND           FUND
                                                     ---------------------------

INVESTMENT INCOME
Dividend income                                      $   1,232    $     543
Interest income                                            524           --
                                                     ---------    ---------

  Total Income                                           1,756          543
                                                     ---------    ---------
EXPENSES
Investment advisory fees                                44,163        2,806
Distribution fees                                       12,267          877
Administrative fees                                    110,830      110,660
Custodian fees                                          43,201       26,684
Audit fees                                               8,829        8,829
Legal fees                                               7,250        1,300
Printing expenses                                        3,341        3,341
Trustees fees                                            8,629        8,629
Transfer agent fees                                     20,547       15,726
Registration fees                                        3,571        3,745
Insurance                                                  969          969
                                                     ---------    ---------
  Total Expenses                                       263,597      183,566
                                                     ---------    ---------

Expenses reimbursed/waived by Adviser                 (189,992)    (178,656)
                                                     ---------    ---------
   Net Expenses                                         73,605        4,910
                                                     ---------    ---------
   Net Investment Loss                                 (71,849)      (4,367)
                                                     ---------    ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments sold           450,010     (174,062)
Change in net unrealized appreciation
on investments                                         280,701      120,280
                                                     ---------    ---------
Net Gain/(Loss)                                        730,711      (53,782)
                                                     ---------    ---------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ 658,862    $ (58,149)
                                                     =========    =========


See notes to Financial Statements

                                        5


LMCG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   LMCG SMALL CAP GROWTH FUND
                                                               ---------------------------------

                                                                  FOR THE        FOR THE PERIOD
                                                                SIX MONTHS      DECEMBER 28, 2000
                                                                   ENDED        (COMMENCEMENT OF
                                                               APRIL 30, 2002    OPERATIONS) TO
                                                                 (UNAUDITED)     OCTOBER 31, 2001
                                                               ----------------------------------
INCREASE/(DECREASE) IN NET ASSETS
From operations:
    Net investment loss                                           $    (71,849)   $    (59,764)
    Net realized gain/(loss) on investments                            450,010        (211,236)
    Net unrealized appreciation/(depreciation) on investments          280,701         (48,751)
                                                                  ------------    ------------
Net Increase/(decrease) in net assets resulting from operations        658,862        (319,751)
                                                                  ------------    ------------

Dividends and distributions to shareholders:
    From net investment income                                              --              --
    From net realized capital gains                                         --              --
                                                                  ------------    ------------
                                                                            --              --

FUND SHARE TRANSACTIONS:
    Sale of shares                                                   2,597,776       8,539,666
    Reinvestment of distributions                                           --              --
    Redemption of shares                                              (176,572)         (2,802)
                                                                  ------------    ------------
Total increase from Fund share transactions                          2,421,204       8,536,864
                                                                  ------------    ------------

Net Assets
    Beginning of period                                              8,217,123              10
                                                                  ------------    ------------
    End of period                                                 $ 11,297,189    $  8,217,123
                                                                  ============    ============

Accumulated net investment loss                                   $    (71,849)   $         --
                                                                  ============    ============

CHANGES IN FUND SHARES
CLASS A SHARE TRANSACTIONS:
    Sale of shares                                                     292,075         976,550
    Reinvestment of distributions                                           --              --
    Redemption of shares                                               (19,274)           (360)
                                                                  ------------    ------------
Net increase in Class A share transactions                             272,801         976,190
                                                                  ============    ============



See notes to Financial Statements

LMCG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   LMCG TECHNOLOGY FUND
                                                                   --------------------

                                                               FOR THE       FOR THE PERIOD
                                                              SIX MONTHS   DECEMBER 28, 2000
                                                                ENDED       (COMMENCEMENT OF
                                                            APRIL 30, 2002    OPERATIONS) TO
                                                              (UNAUDITED)    OCTOBER 31, 2001
                                                            ---------------------------------
DECREASE IN NET ASSETS
From operations:
    Net investment loss                                         $    (4,367)   $    (7,427)
Net realized loss on investments                                   (174,062)      (277,681)
    Net unrealized appreciation/(depreciation) on investments       120,280       (224,289)
                                                                -----------    -----------
Net decrease in net assets resulting from operations                (58,149)      (509,397)
                                                                -----------    -----------

Dividends and distributions to shareholders:
    From net investment income                                           --             --
    From net realized capital gains                                      --             --
                                                                -----------    -----------
                                                                         --             --

FUND SHARE TRANSACTIONS:
    Sale of shares                                                    8,746      1,107,023
    Reinvestment of distributions                                        --             --
Redemption of shares                                                (58,841)       (16,425)
                                                                -----------    -----------
Total increase/(decrease) from Fund share transactions              (50,095)     1,090,598
                                                                -----------    -----------

Net Assets
    Beginning of period                                             681,201        100,000
                                                                -----------    -----------
    End of period                                               $   572,957    $   681,201
                                                                ===========    ===========

Accumulated net investment loss                                 $    (4,367)   $        --
                                                                ===========    ===========

CHANGES IN FUND SHARES
CLASS A SHARE TRANSACTIONS:
    Sale of shares                                                    1,436        111,070
    Reinvestment of distributions                                        --             --
    Redemption of shares                                             (9,772)        (2,998)
                                                                -----------    -----------
Net increase/(decrease) in Class A share transactions                (8,336)       108,072
                                                                ===========    ===========


See notes to Financial Statements

LMCG FUNDS

FINANCIAL HIGHLIGHTS - A SHARES
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                                       LMCG SMALL CAP GROWTH FUND
                                                       --------------------------

                                                     SIX MONTHS     DECEMBER 28, 2000
                                                        ENDED        (COMMENCEMENT OF
                                                    APRIL 30, 2002     OPERATIONS) TO
                                                     (UNAUDITED)      OCTOBER 31, 2001
                                                   -----------------------------------


NET ASSET VALUE AT BEGINNING OF PERIOD                  $    8.42         $  10.00

Investment Operations:
    Net Investment Loss                                     (0.06)           (0.06)
    Net Realized and Unrealized
      Gain/(Loss) on Investments                             0.69            (1.52)
                                                        ---------         --------

TOTAL FROM INVESTMENT OPERATIONS                             0.63            (1.58)
                                                        ---------         --------

LESS DISTRIBUTIONS:
    From Net Investment Income                                 --               --
    From Net Realized Capital Gains                            --               --
                                                        ---------         --------

Total Distributions                                            --               --
                                                        ---------         --------

NET ASSET VALUE AT END OF PERIOD                        $    9.05         $   8.42
                                                        =========         ========

TOTAL RETURN                                                 7.48%          (15.80) %


Net Assets at End of Period (000's)                     $  11,297         $  8,217

Ratios to Average Net Assets:
Expenses excluding reimbursement/waiver of fees (a)          5.37%            6.21%

Expenses including reimbursement/waiver of fees (a)          1.50%            1.50%

Net investment income including reimbursement/
waiver of fees (a)                                          (1.46)%          (1.32)%

PORTFOLIO TURNOVER RATE                                    135.64%          238.45%



     (a)  Annualized.



See notes to Financial Statements

LMCG FUNDS

FINANCIAL HIGHLIGHTS - A SHARES
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                           LMCG TECHNOLOGY FUND
                                                           --------------------

                                                      SIX MONTHS      DECEMBER 28, 2000
                                                         ENDED         (COMMENCEMENT
                                                    APRIL 30, 2002    OF OPERATIONS) TO
                                                      (UNAUDITED)     OCTOBER 31, 2001
                                                   -------------------------------------


NET ASSET VALUE AT BEGINNING OF PERIOD                    $  5.77         $  10.00

Investment Operations:
    Net Investment Loss                                     (0.04)           (0.06)
    Net Realized and Unrealized
      Loss on Investments                                   (0.51)           (4.17)
                                                          -------         --------

TOTAL FROM INVESTMENT OPERATIONS                            (0.55)           (4.23)
                                                          -------         --------

LESS DISTRIBUTIONS:
    From Net Investment Income                                 --               --
    From Net Realized Capital Gains                            --               --
                                                          -------         --------

Total Distributions                                            --               --
                                                          -------         --------

NET ASSET VALUE AT END OF PERIOD                          $  5.22         $   5.77
                                                          =======         ========

TOTAL RETURN                                                (9.53)%         (42.30)%


Net Assets at End of Period (000's)                       $   573         $    681

Ratios to Average Net Assets:
Expenses excluding reimbursement/waiver of fees (a)         52.35%           27.29%

Expenses including reimbursement/waiver of fees (a)          1.40%            1.40%

Net investment income including reimbursement/
waiver of fees (a)                                          (1.25)%          (1.00)%

PORTFOLIO TURNOVER RATE                                     67.95%          143.04%



     (a)  Annualized.


See notes to Financial Statements

LMCG FUNDS


NOTE  1 - ORGANIZATION

LMCG Funds (the "Trust") was organized as a Massachusetts business trust on June 29, 2000, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust has an unlimited number of authorized shares, which are divided among three investment portfolios. Included in this report are two of the funds that have commenced operations: LMCG Small Cap Growth Fund, a diversified portfolio, and LMCG Technology Fund, a non-diversified portfolio (collectively, the "Funds"). Each Fund has a different investment objective. LMCG Small Cap Growth Fund seeks capital growth by investing in equity securities of smaller capitalization U.S. companies. LMCG Technology Fund seeks capital growth by investing in securities of technology companies.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States that require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS:
Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees (the "Trustees").

REPURCHASE AGREEMENTS:
When entering into repurchase agreements, it is each Fund's policy that the Fund take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS:
Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

EXPENSES:
Expenses are recorded on the accrual basis. Most expenses of the Trust can be directly attributable to a specific Fund. Expenses not directly attributable to a specific Fund are allocated between the Funds in such a manner as deemed equitable by the Trust.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders from net investment income and net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

LMCG FUNDS


FEDERAL INCOME TAXES
It is the policy of the Trust for each Fund to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that, among other things, they distribute substantially all of their taxable income, including capital gains, for the fiscal year. In addition, as a result of distributing substantially all of their investment income and capital gains, if any, during each calendar year, the Funds will not be subject to a federal excise tax.

As of October 31, 2001, the Funds had net tax basis capital loss carryforwards, for federal income tax purposes, that may be applied against future taxable gains until their expiration date as follows:

FUND                                           AMOUNT           EXPIRATION DATE
----                                           ------           ---------------
LMCG Small Cap Growth Fund                     $ 88,459         October 2009
LMCG Technology Fund                            277,681         October 2009

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions or from capital paid-in, depending on they type of book/tax differences that exist.


NOTE 3 - INVESTMENT ADVISORY FEES

The Trust has entered into an investment advisory agreement with Lee Munder Investments Ltd. (the "Adviser"). Under this agreement, the Adviser provides investment management services to the Funds and is entitled to receive for its services compensation, payable monthly, at the annual rates of each Fund's average daily net assets as follows:

             LMCG Small Cap Growth Fund     0.90%
             LMCG Technology Fund           0.80%

The Adviser has agreed to limit the total expenses to 1.50% of the average daily net assets of LMCG Small Cap Growth Fund and to 1.40% of average daily net assets of LMCG Technology Fund for the period November 1, 2001 through October 31, 2002. Thereafter, through October 31, 2011, the Advisor has agreed to limit the total expenses to 2.00% of the daily average net assets of each fund.

The Adviser has agreed to pay the organizational costs of the Trust.


NOTE 4 - ADMINISTRATOR, CUSTODIAN, DISTRIBUTOR AND TRANSFER AGENT

State Street Bank & Trust Company ("State Street") provides certain administration services to the Trust. For its services, State Street is entitled to receive compensation at an annual rate, payable monthly, calculated as a percentage of the average daily net assets of each Fund, subject to certain minimums. State Street also provides custodial services to the Trust.

Funds Distributor, Inc., an indirect wholly owned subsidiary of The BISYS Group, Inc., provides certain administration services to the Trust at negotiated rates pursuant to an Administration Agreement. Funds Distributor, Inc. also serves as distributor of the Trust's shares pursuant to a Distribution Agreement.

PFPC Inc. provides transfer agent and shareholder services to the Trust at negotiated rates pursuant to a Transfer Agency Services Agreement.


NOTE 5 - SERVICE PLANS

The Funds have entered into a Shareholder Servicing Plan and Shareholder Service Agreement (collectively, "the Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan allows each Fund to pay financial intermediaries for shareholder support services provided to the Trust and the shareholders of the Funds. Under the Plan, the Trust may pay an annual fee of up to 0.25% of the average daily net assets of each Fund for such services. This fee currently is being waived for LMCG Small Cap Growth Fund, but may be charged again in the future.

LMCG FUNDS



NOTE 6 - TRUSTEES' FEES

The Trust pays no compensation to Trustees who are "interested persons" of the Trust (as that term is defined in the 1940 Act). For their services, Trustees who are not interested persons of the Trust receive an annual retainer of $25,000.


NOTE 7 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund, for the six months ended April 30, 2002 were as follows:

                                           Purchases                    Sales
                                           ---------                    -----

LMCG Small Cap Growth Fund                 $14,995,368               $12,615,257
LMCG Technology Fund                           421,337                   509,880


At April 30, 2002, the identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation were as follows:



                                        Identified             Gross Unrealized              Net Unrealized
                                           Cost           Appreciation/ (Depreciation)       (Depreciation)
                                        ----------        ----------------------------       --------------

LMCG Small Cap Growth Fund              $10,297,788           $955,032     $(723,082)            $(231,950)
LMCG Technology Fund                        576,022             16,025      (120,034)             (104,009)


NOTE 8 - BENEFICIAL INTEREST

The following table shows the number of shareholders each owning beneficially or of record 5% or more of a Fund as of April 30, 2002 and the total percentage of the Fund held by such shareholders.

                                          5% OR GREATER SHAREHOLDERS

                                        NUMBER                  % OF FUND HELD
                                        ------                  --------------

LMCG Small Cap Growth Fund                3                          79.94%
LMCG Technology Fund                      2                          91.13%

LMCG FUNDS



Board of Trustees
          Lee P. Munder
          Lisa Anne Rosen
          Robert Smith

Officers
         Lee P. Munder, Chairman
         Kenneth L. Swan, President
         Terry H. Gardner, Vice President, CFO & Secretary
         Libby E. Wilson, Vice President, Treasurer & Assistant Secretary Christopher J. Kelley, Vice President & Assistant Secretary Nicholas S. Battelle, Vice President

Investment Adviser
         Lee Munder Investments Ltd.
         200 Clarendon Street
         28th Floor
         Boston, MA  02116

Transfer Agent
         PFPC
         4400 Computer Drive
         Westborough, MA  01581

Administrator & Distributor
         Funds Distributor, Inc.
         60 State Street
         Suite 1300
         Boston, MA  02109

Custodian & Administrator
         State Street Bank & Trust Company
         225 Franklin Street
         Boston, MA  02110

Legal Counsel
         Ropes & Gray
         One International Place
         Boston, MA  02110

Independent Auditors
         Arthur Andersen LLP
         225 Franklin Street
         Boston, MA 02110

Investment Adviser:  Lee Munder Investments Ltd.
                                                                        SANN0402
Distributor:  Funds Distributor, Inc.